Label	Element	Value
Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Emerging Markets Debt Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	This Fund seeks to maximize total return consistent with prudent investment management.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2027
Expense Example [Heading]	oef_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 155% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	155.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Under normal circumstances, this Fund invests at least 80% of its assets in debt instruments that are economically tied to emerging market countries, which may be represented by instruments such as derivatives. These instruments may be issued by governments (sovereigns), government-guaranteed or majority government-owned entities (quasi-sovereigns), government agencies and instrumentalities and corporate issuers and may be denominated in any currency, including the local currency of the issuer.
The sub-adviser considers emerging market countries for debt purposes to include any country excluding the following developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom and United States.
The Fund may invest up to 25% of its assets in issuers that are economically tied to any one emerging market country. The Fund may invest a relatively high percentage of its assets in securities of issuers in a small number of countries or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different foreign countries. The Fund considers emerging markets to include frontier markets, which for the purpose of this Fund are considered countries whose markets are in the earlier stage of development and have not yet reached the level of development to be considered an emerging market country.
Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. When selecting investments, the sub-adviser decides what duration to maintain. The Fund will normally maintain a weighted average duration of between 2 and 10 years.
The Fund may invest in debt instruments of any credit quality, including, without limit, non-investment grade (high yield/high risk, sometimes called “junk bonds”). The sub-adviser may use forward commitments, options, swaps and futures contracts. Forward commitments, options, swaps and futures contracts may be purchased or sold to gain or increase exposure to various markets, to shift currency exposure from one country to another, for efficient portfolio management purposes and/or to hedge against market fluctuations. These derivatives may also be used to attempt to reduce certain risks, hedge existing positions, adjust certain characteristics of the Fund and gain exposure to particular assets as a substitute for direct investment in the assets.
In selecting investments for the Fund, the sub-adviser follows a portfolio construction process, blending both technical and fundamental considerations. The investment philosophy focuses on total return, is not managed in reference to a benchmark, and invests with an intent to limit potential capital loss through active portfolio management, including asset allocation, credit selection and issuer diversification, and attempts to deliver a superior return adjusted for a minimal level of volatility through the whole market cycle.
The sub-adviser may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based emerging markets debt market index. The bar chart shows the performance of the Fund’s Class I shares.
Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Principal Global Investors, LLC began managing the Fund on November 1, 2021, and some investment policies changed at that time. Another firm managed the Fund before that date.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based emerging markets debt market index.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 14.02%; Q1 2020: (20.52%)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	14.02%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(20.52%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2025)
Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.
Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | High Yield/High Risk or “Junk” Securities [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies or governments that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities may be more volatile than investment grade securities.

Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk: The use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Foreign (Non-U.S.) Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Geographic Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Geographic Focus Risk: If the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Leverage Risk: The Fund may invest in forward commitments, futures contracts, options or swap agreements as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Frontier Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Frontier Markets Risk: Frontier markets are those emerging markets considered to be among the smallest and least mature investment markets. Investments in frontier markets are subject to many of the same risks as investments in more mature emerging markets, but generally are less liquid and subject to greater price volatility than investments in more mature emerging markets. This is due to, among other things, smaller economies, less developed capital markets, more market volatility, lower trading volume, greater political or economic instability, less robust regulatory agencies, and more governmental limitations on foreign investments such as trade barriers than typically found in more mature emerging markets or in developed markets.

Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	342
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	596
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,324
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	106
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	342
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	596
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,324
Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.79%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,091
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	86
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	279
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	488
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,091
Emerging Markets Debt Portfolio | J.P. Morgan Emerging Markets Blended – Equal Weighted Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	J.P. Morgan Emerging Markets Blended – Equal Weighted Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.41%
Emerging Markets Debt Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	17.02%
Annual Return [Percent]	oef_AnnlRtrPct	13.09%
Annual Return [Percent]	oef_AnnlRtrPct	(5.45%)
Annual Return [Percent]	oef_AnnlRtrPct	9.52%
Annual Return [Percent]	oef_AnnlRtrPct	1.75%
Annual Return [Percent]	oef_AnnlRtrPct	(6.12%)
Annual Return [Percent]	oef_AnnlRtrPct	(9.27%)
Annual Return [Percent]	oef_AnnlRtrPct	12.35%
Annual Return [Percent]	oef_AnnlRtrPct	6.88%
Annual Return [Percent]	oef_AnnlRtrPct	15.68%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class I (incepted April 30, 2012)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.13%
Performance Inception Date	oef_PerfInceptionDate	Apr. 30, 2012
Emerging Markets Debt Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class P (incepted April 30, 2012)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.89%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.34%
Performance Inception Date	oef_PerfInceptionDate	Apr. 30, 2012

[1]	The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.